Digital Assets, Digital Assets Loaned, and Digital Assets Staked - Schedule of Equity Investments at Fair Value through Profit and Loss (Details) - Equity Investments Fair Value [Member]	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Equity Investments at Fair Value through Profit and Loss [Line Items]
Amount of equity investments in digital assets current	$ 75,411,956	$ 126,317,001
Amount of equity investments in digital assets long term	56,570,104	131,108,063
Amount of equity investments in digital assets	131,982,060	257,425,063
Fund A [Member]
Schedule of Equity Investments at Fair Value through Profit and Loss [Line Items]
Amount of equity investments in digital assets current	25,114,654	36,907,495
Amount of equity investments in digital assets long term	25,114,734	53,902,510
Amount of equity investments in digital assets	$ 50,229,388	$ 90,810,004
Fund A [Member] | Solana (SOL) [Member]
Schedule of Equity Investments at Fair Value through Profit and Loss [Line Items]
Quantity of equity investments in digital assets current	192,949.9577
Amount of equity investments in digital assets current	$ 19,860,832
Quantity of equity investments in digital assets long term	220,396.5353
Amount of equity investments in digital assets long term	$ 22,685,979
Quantity of equity investments in digital assets	413,346.493
Amount of equity investments in digital assets	$ 42,546,811
Fund A [Member] | Avalanche (AVAX) [Member]
Schedule of Equity Investments at Fair Value through Profit and Loss [Line Items]
Quantity of equity investments in digital assets current	503,720.0812
Amount of equity investments in digital assets current	$ 5,253,822
Quantity of equity investments in digital assets long term	232,861.4009
Amount of equity investments in digital assets long term	$ 2,428,755
Quantity of equity investments in digital assets	736,581.4821
Amount of equity investments in digital assets	$ 7,682,577
Fund A [Member] | Solana (SOL) [Member]
Schedule of Equity Investments at Fair Value through Profit and Loss [Line Items]
Quantity of equity investments in digital assets current		216,379.2216
Amount of equity investments in digital assets current		$ 30,886,684
Quantity of equity investments in digital assets long term		244,331.9458
Amount of equity investments in digital assets long term		$ 34,876,748
Quantity of equity investments in digital assets		460,711.1675
Amount of equity investments in digital assets		$ 65,763,432
Fund A [Member] | Avalanche (AVAX) One [Member]
Schedule of Equity Investments at Fair Value through Profit and Loss [Line Items]
Quantity of equity investments in digital assets current		223,905.19
Amount of equity investments in digital assets current		$ 6,020,811
Quantity of equity investments in digital assets long term		707,540.41
Amount of equity investments in digital assets long term		$ 19,025,762
Quantity of equity investments in digital assets		931,445.6
Amount of equity investments in digital assets		$ 25,046,572
Fund B [Member]
Schedule of Equity Investments at Fair Value through Profit and Loss [Line Items]
Amount of equity investments in digital assets current	50,297,302
Amount of equity investments in digital assets long term	31,455,370
Amount of equity investments in digital assets	$ 81,752,672
Fund B [Member] | Solana (SOL) [Member]
Schedule of Equity Investments at Fair Value through Profit and Loss [Line Items]
Quantity of equity investments in digital assets current	470,185.9
Amount of equity investments in digital assets current	$ 50,297,302
Quantity of equity investments in digital assets long term	294,049
Amount of equity investments in digital assets long term	$ 31,455,370
Quantity of equity investments in digital assets	764,234.9
Amount of equity investments in digital assets	$ 81,752,672
Fund B [Member] | Solana (SOL) [Member]
Schedule of Equity Investments at Fair Value through Profit and Loss [Line Items]
Quantity of equity investments in digital assets current		626,365.7
Amount of equity investments in digital assets current		$ 89,409,506
Quantity of equity investments in digital assets long term		540,869.9
Amount of equity investments in digital assets long term		$ 77,205,553
Quantity of equity investments in digital assets		1,167,235.6
Amount of equity investments in digital assets		$ 166,615,059